Schedule of Investments (unaudited)
July 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.2%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR100	$125,671
Austria — 0.2%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR100	121,222
Belgium — 0.6%
Azelis Finance NV
4.75%, 09/25/29(a)	EUR100	118,066
5.75%, 03/15/28(a)	EUR100	117,387
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	113,777
		349,230
Canada — 1.4%
Air Canada, 4.63%, 08/15/29(c)	CAD425	303,604
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(a)	EUR200	225,239
Cineplex Inc., 7.63%, 03/31/29(c)	CAD25	18,853
Mattamy Group Corp., 4.63%, 03/01/28(a)	CAD50	35,563
Parkland Corp.
3.88%, 06/16/26(c)	CAD125	90,059
4.38%, 03/26/29	CAD75	53,192
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD50	—
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo U.S. LLC, 8.25%, 05/15/30(a)	EUR100	116,938
		843,448
Czech Republic — 0.4%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR100	120,939
Allwyn International AS, 3.88%, 02/15/27(a)	EUR100	113,976
		234,915
Denmark — 1.0%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR100	94,168
1.75%, (5-year EURIBOR ICE Swap + 1.952%)(a)(b)	EUR100	108,244
2.50%, (5-year UK Government Bond + 2.136%)(a)(b)	GBP100	99,098
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR150	174,518
Orsted AS, 5.25%, (5-year EUR Swap + 2.619%)(a)(b)	EUR100	116,624
		592,652
Finland — 0.3%
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(a)	EUR125	143,500
France — 16.1%
Air France-KLM
4.63%, 05/23/29(a)	EUR100	118,256
8.13%, 05/31/28(a)	EUR100	128,546
Altice France SA/France
3.38%, 01/15/28(a)	EUR100	99,148
4.00%, 07/15/29(a)	EUR100	99,871
4.25%, 10/15/29(a)	EUR100	99,965
5.88%, 02/01/27(a)	EUR200	208,441
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	119,058
Bertrand Franchise Finance SAS, 6.50%, 07/18/30(a)	EUR100	114,229
CAB SELAS, 3.38%, 02/01/28(a)	EUR200	217,873
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	81,595
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	14,068
Security	Par (000)	Value
France (continued)
CMA CGM SA
5.00%, 01/15/31(a)	EUR150	$173,840
5.50%, 07/15/29(a)	EUR100	119,180
ELO SACA
3.25%, 07/23/27(a)	EUR100	112,483
4.88%, 12/08/28(a)	EUR100	115,041
5.88%, 04/17/28(a)	EUR200	234,697
6.00%, 03/22/29(a)	EUR100	118,839
Emeria SASU
3.38%, 03/31/28(a)	EUR100	97,067
7.75%, 03/31/28(a)	EUR100	104,624
Eramet SA
6.50%, 11/30/29(a)	EUR100	115,691
7.00%, 05/22/28(a)	EUR100	116,957
Eutelsat SA
1.50%, 10/13/28(a)	EUR100	104,798
2.25%, 07/13/27(a)	EUR200	221,437
Forvia SE
2.38%, 06/15/27(a)	EUR100	112,456
2.38%, 06/15/29(a)	EUR100	107,059
2.75%, 02/15/27(a)	EUR225	254,529
3.75%, 06/15/28(a)	EUR100	113,726
5.13%, 06/15/29(a)	EUR100	117,192
5.50%, 06/15/31(a)	EUR200	232,560
5.63%, 06/15/30(a)	EUR125	145,774
Holding d'Infrastructures des Metiers de l'Environnement
4.50%, 04/06/27(a)	EUR100	116,820
4.88%, 10/24/29(a)	EUR100	118,772
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	104,809
Iliad Holding SASU
5.38%, 04/15/30(a)	EUR100	117,827
5.63%, 10/15/28(a)	EUR100	116,129
6.88%, 04/15/31(a)	EUR100	122,395
iliad SA
1.88%, 02/11/28(a)	EUR200	222,084
4.25%, 12/15/29(a)	EUR100	116,160
5.38%, 06/14/27(a)	EUR200	237,242
5.38%, 02/15/29(a)	EUR100	120,776
5.63%, 02/15/30(a)	EUR100	123,009
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	122,828
IPD 3 BV, 5.50%, 06/15/31(a)	EUR100	115,805
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR100	115,752
Loxam SAS
4.25%, 02/15/30(a)	EUR100	115,150
4.25%, 02/15/31(a)	EUR100	114,127
6.38%, 05/15/28(a)	EUR100	117,984
Nexans SA
4.13%, 05/29/29(a)	EUR100	117,422
4.25%, 03/11/30(a)	EUR100	118,129
Opal Bidco SAS, 5.50%, 03/31/32(a)	EUR200	234,328
Paprec Holding SA
3.50%, 07/01/28(a)	EUR100	114,249
4.13%, 07/15/30(a)	EUR100	116,236
Picard Bondco SA, 5.50%, 07/01/27(a)(g)	EUR100	114,117
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	119,145
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.200%)(a)(b)	EUR100	115,735
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR200	238,101

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Renault SA
1.13%, 10/04/27(a)	EUR100	$109,896
2.50%, 06/02/27(a)	EUR100	113,181
2.50%, 04/01/28(a)	EUR100	113,152
Rexel SA
2.13%, 06/15/28(a)	EUR100	110,993
2.13%, 12/15/28(a)	EUR100	110,275
5.25%, 09/15/30(a)	EUR100	119,356
SNF Group SACA, 4.50%, 03/15/32(a)	EUR100	117,346
Tereos Finance Groupe I SA
5.75%, 04/30/31(a)	EUR100	112,036
7.25%, 04/15/28(a)	EUR100	117,792
Valeo SE
1.00%, 08/03/28(a)	EUR200	211,599
4.50%, 04/11/30(a)	EUR100	114,430
5.13%, 05/20/31(a)	EUR200	230,449
5.38%, 05/28/27(a)	EUR100	118,217
5.88%, 04/12/29(a)	EUR100	122,072
Viridien, 8.50%, 10/15/30(a)	EUR100	113,966
		9,458,891
Germany — 10.4%
Aareal Bank AG, 5.63%, 12/12/34, (5-year EURIBOR ICE Swap + 3.250%)(a)(b)	EUR100	118,927
APCOA Group GmbH, 6.00%, 04/15/31(a)	EUR100	115,841
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.108%)(a)(b)	EUR100	112,093
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR100	116,324
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(b)	EUR100	118,519
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR200	244,341
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR200	248,687
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(b)	EUR100	115,225
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(b)	EUR100	114,247
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR150	169,670
7.13%, 06/15/31(a)	EUR100	116,410
7.50%, 05/15/30(a)	EUR100	117,511
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(a)(b)	EUR100	115,862
Deutsche Pfandbriefbank AG, 7.13%, 10/04/35, (1-mo. CME Term SOFR + 1.728%)(a)(b)	EUR100	115,930
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(b)	EUR100	110,871
Gruenenthal GmbH
4.13%, 05/15/28(a)	EUR100	114,636
4.63%, 11/15/31(a)	EUR100	116,030
IHO Verwaltungs GmbH
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR200	239,652
7.00%, 11/15/31, (7.00 % in Cash and 7.75 % in PIK)(a)(h)	EUR100	122,147
8.75%, 05/15/28, (8.75% PIK)(a)(h)	EUR100	119,382
Mahle GmbH
2.38%, 05/14/28(a)	EUR100	107,759
6.50%, 05/02/31(a)	EUR100	114,983
METRO AG
4.00%, 03/05/30(a)	EUR100	117,814
4.63%, 03/07/29(a)	EUR100	117,253
Security	Par (000)	Value
Germany (continued)
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(a)	EUR100	$116,391
5.63%, 02/21/30(a)	EUR100	117,229
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	85,779
3.38%, 10/12/28(a)	EUR200	227,697
4.25%, 04/01/28(a)	EUR100	115,919
4.50%, 03/28/30(a)	EUR200	231,492
4.75%, 08/14/29(a)	EUR100	117,179
5.38%, 04/01/31(a)	EUR100	117,701
Techem Verwaltungsgesellschaft 675 mbH
4.63%, 07/15/32(a)	EUR100	113,644
5.38%, 07/15/29(a)	EUR100	118,268
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR200	228,151
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	108,227
3.00%, 10/23/29(a)	EUR200	200,730
4.75%, 01/31/29(a)	EUR100	109,205
6.13%, 03/13/29(a)	EUR100	113,953
7.00%, 06/12/30(a)	EUR200	230,314
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR100	109,083
2.25%, 05/03/28(a)	EUR100	104,371
2.75%, 05/25/27(a)	EUR100	110,205
3.75%, 09/21/28(a)	EUR100	106,952
5.75%, 08/03/26(a)	EUR100	115,365
		6,117,969
Greece — 2.5%
Alpha Bank SA
4.31%, 07/23/36(a)(b)	EUR100	114,757
6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.270%)(a)(b)	EUR100	122,961
Eurobank Ergasias Services and Holdings SA
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.000%)(a)(b)	EUR100	114,989
10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(b)	EUR100	130,844
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR200	234,001
National Bank of Greece SA
5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR100	123,926
8.00%, 01/03/34, (5-year EURIBOR ICE Swap + 4.646%)(a)(b)	EUR100	128,552
Piraeus Financial Holdings SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.150%)(a)(b)	EUR100	119,861
7.25%, 04/17/34, (5-year EUR Swap + 4.773%)(a)(b)	EUR100	125,705
Public Power Corp. SA
3.38%, 07/31/28(a)	EUR100	114,038
4.63%, 10/31/31(a)	EUR100	117,112
		1,446,746
Ireland — 0.6%
eircom Finance DAC
5.00%, 04/30/31(a)	EUR100	115,618
5.75%, 12/15/29(a)	EUR100	119,290
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP100	136,057
		370,965
Israel — 2.3%
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR100	108,551

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
1.88%, 03/31/27(a)	EUR200	$224,047
3.75%, 05/09/27	EUR150	172,855
4.13%, 06/01/31	EUR200	229,543
4.38%, 05/09/30	EUR300	350,471
7.38%, 09/15/29	EUR100	129,580
7.88%, 09/15/31	EUR100	137,447
		1,352,494
Italy — 13.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR200	231,178
Banca IFIS SpA
3.63%, 11/15/29(a)	EUR100	113,832
5.50%, 02/27/29(a)	EUR100	121,645
6.13%, 01/19/27(a)	EUR100	119,231
Banca Monte dei Paschi di Siena SpA
3.50%, 05/28/31, (5-year EURIBOR ICE Swap + 4.859%)(a)(b)	EUR100	115,000
3.63%, 11/27/30, (3-mo. EURIBOR + 1.450%)(a)(b)	EUR100	115,660
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(a)(b)	EUR100	119,365
6.75%, 09/05/27, (3-mo. EURIBOR + 3.283%)(a)(b)	EUR100	119,048
10.50%, 07/23/29(a)	EUR100	143,303
Banca Popolare di Sondrio SpA, 3.88%, 02/25/32, (5-year EUR Swap + 3.958%)(a)(b)	EUR100	114,826
Banca Sella Holding SpA, 4.88%, 07/18/29, (3-mo. EURIBOR + 1.962%)(a)(b)	EUR100	118,937
Banco BPM SpA
4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.250%)(a)(b)	EUR200	232,942
5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(a)(b)	EUR200	237,698
BPER Banca SpA
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR150	185,460
6.13%, 02/01/28, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR150	179,367
Brunello Bidco SpA, 3.50%, 02/15/28(a)	EUR100	113,152
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR100	117,306
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	107,289
Dolcetto Holdco SpA, 5.63%, 07/14/32(a)	EUR100	116,165
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)	EUR100	120,777
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR100	110,335
Fibercop SpA
4.75%, 06/30/30(a)	EUR200	231,962
5.13%, 06/30/32(a)	EUR100	115,410
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR80	95,998
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	111,846
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	113,409
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR100	109,591
1.88%, 07/08/26(a)	EUR150	170,080
3.75%, 04/01/30(a)	EUR125	145,104
Intesa Sanpaolo Assicurazioni SpA, 2.38%, 12/22/30(a)	EUR250	266,945
Lottomatica Group SpA, 4.88%, 01/31/31(a)	EUR200	235,643
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR100	118,654
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR50	57,392
Mundys SpA
1.88%, 07/13/27(a)	EUR175	196,720
1.88%, 02/12/28(a)	EUR200	221,905
4.50%, 01/24/30(a)	EUR100	119,715
4.75%, 01/24/29(a)	EUR100	119,657
Security	Par (000)	Value
Italy (continued)
Optics Bidco SpA
1.63%, 01/18/29	EUR100	$106,358
6.88%, 02/15/28(a)	EUR176	215,433
7.75%, 01/24/33	EUR100	132,114
7.88%, 07/31/28(a)	EUR147	186,121
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR100	123,199
Rossini SARL, 6.75%, 12/31/29(a)	EUR150	180,474
Saipem Finance International BV
3.13%, 03/31/28(a)	EUR100	114,362
4.88%, 05/30/30(a)	EUR100	121,235
TeamSystem SpA, 5.00%, 07/01/31(a)	EUR100	115,198
Telecom Italia SpA
6.88%, 02/15/28(a)	EUR224	276,690
7.88%, 07/31/28(a)	EUR103	131,719
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	107,903
2.38%, 10/12/27(a)	EUR100	114,499
UnipolSai Assicurazioni SpA
3.88%, 03/01/28(a)	EUR100	116,781
4.90%, 05/23/34(a)	EUR200	240,475
Webuild SpA
4.88%, 04/30/30(a)	EUR100	119,195
5.38%, 06/20/29(a)	EUR100	120,548
7.00%, 09/27/28(a)	EUR100	124,728
Series ., 4.13%, Series ., 07/03/31(a)	EUR100	114,756
		8,144,335
Japan — 2.7%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	111,330
5.25%, 07/17/29(a)	EUR200	231,160
6.38%, 07/17/33(a)	EUR100	115,929
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR100	112,873
3.38%, 07/06/29(a)	EUR125	136,156
3.88%, 07/06/32(a)	EUR100	105,610
4.00%, 09/19/29(a)	EUR100	111,746
5.00%, 04/15/28(a)	EUR100	116,521
5.38%, 01/08/29(a)	EUR150	174,997
Series ., 5.88%, Series ., 07/10/31(a)	EUR200	235,525
Series ., 6.38%, Series ., 07/10/33(a)	EUR100	118,091
		1,569,938
Jersey — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(a)	GBP100	123,397
Luxembourg — 4.9%
Albion Financing 1 SARL / Aggreko Holdings Inc., 5.38%, 05/21/30(a)	EUR100	117,866
Altice Financing SA
3.00%, 01/15/28(a)	EUR200	176,696
4.25%, 08/15/29(a)	EUR200	175,951
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	42,268
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR132	5,144
Cidron Aida Finco Sarl
7.00%, 10/27/31(a)	EUR100	117,530
9.13%, 10/27/31(a)	GBP100	135,818
Currenta Group Holdings Sarl, 5.50%, 05/15/30(a)	EUR100	117,032
Essendi SA
5.38%, 05/15/30(a)	EUR100	117,555
5.50%, 11/15/31(a)	EUR100	117,360
5.63%, 05/15/32(a)	EUR100	117,188

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg (continued)
6.38%, 10/15/29(a)	EUR125	$150,220
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	108,805
6.38%, 04/15/29(a)	EUR100	114,240
6.63%, 05/15/28(a)	EUR100	116,492
LHMC Finco 2 Sarl, 8.63%, 05/15/30, (8.63 % in Cash and 9.38 % in PIK)(a)(h)	EUR100	119,895
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR100	117,837
Matterhorn Telecom SA, 4.50%, 01/30/30(a)	EUR100	117,749
Maxam Prill Sarl, 6.00%, 07/15/30(a)	EUR100	113,596
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	118,458
SES SA
5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(b)	EUR100	112,670
6.00%, 09/12/54, (5-year EURIBOR ICE Swap + 3.586%)(a)(b)	EUR100	111,409
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	111,935
Vivion Investments SARL
6.50%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(a)(h)	EUR101	114,196
6.50%, 02/28/29, (6.50 % PIK)(a)(h)	EUR102	113,199
		2,881,109
Netherlands — 3.9%
Boels Topholding BV
5.75%, 05/15/30(a)	EUR100	118,875
6.25%, 02/15/29(a)	EUR100	118,100
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP100	142,120
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR200	230,013
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR100	115,049
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	113,446
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR100	112,260
5.13%, 03/01/29(a)	EUR100	118,135
5.13%, 02/15/30(a)	EUR100	118,381
Sunrise FinCo I BV, 4.63%, 05/15/32(a)	EUR200	230,462
Trivium Packaging Finance BV, 6.63%, 07/15/30(a)	EUR100	118,815
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR100	113,575
VZ Secured Financing BV, 3.50%, 01/15/32(a)	EUR100	105,847
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR200	208,307
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR100	98,485
6.13%, 11/15/32(a)	EUR125	131,950
Ziggo BV, 2.88%, 01/15/30(a)	EUR100	107,423
		2,301,243
Norway — 0.3%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR125	157,047
Poland — 0.2%
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	117,764
Portugal — 2.2%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 8.50%, 06/12/34, (5-year EURIBOR ICE Swap + 5.815%)(a)(b)	EUR100	128,521
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR100	111,403
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(b)	EUR100	112,839
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(a)(b)	EUR200	210,954
4.50%, 05/27/55, (3-mo. EURIBOR + 1.300%)(a)(b)	EUR100	114,806
Security	Par (000)	Value
Portugal (continued)
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(b)	EUR200	$233,998
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(b)	EUR100	117,706
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR200	242,768
		1,272,995
Slovenia — 1.0%
United Group BV
3.63%, 02/15/28(a)	EUR100	111,996
4.00%, 11/15/27(a)	EUR32	36,160
5.25%, 02/01/30(a)	EUR100	113,571
6.50%, 10/31/31(a)	EUR200	232,952
6.75%, 02/15/31(a)	EUR100	117,852
		612,531
Spain — 2.9%
Abanca Corp. Bancaria SA
4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR100	117,134
8.38%, 09/23/33, (5-year EURIBOR ICE Swap + 5.245%)(a)(b)	EUR100	129,213
Cirsa Finance International SARL
4.50%, 03/15/27(a)	EUR100	114,027
6.50%, 03/15/29(a)	EUR100	119,257
7.88%, 07/31/28(a)	EUR100	118,672
Grifols SA
2.25%, 11/15/27(a)	EUR100	112,467
3.88%, 10/15/28(a)	EUR250	279,050
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	115,640
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR400	456,651
Unicaja Banco SA, 5.50%, 06/22/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR100	120,865
		1,682,976
Sweden — 2.4%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	119,362
Verisure Holding AB
3.25%, 02/15/27(a)	EUR150	170,540
3.88%, 07/15/26(a)	EUR200	227,717
5.50%, 05/15/30(a)	EUR150	178,238
9.25%, 10/15/27(a)	EUR80	94,767
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR150	172,207
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	112,576
4.20%, 06/10/29(a)	EUR100	114,167
4.25%, 05/31/28(a)	EUR100	117,278
4.75%, 05/08/30(a)	EUR100	116,563
		1,423,415
Switzerland — 1.0%
Dufry One BV
2.00%, 02/15/27(a)	EUR200	224,556
3.38%, 04/15/28(a)	EUR100	113,901
4.50%, 05/23/32(a)	EUR100	115,351
4.75%, 04/18/31(a)	EUR100	117,476
		571,284
United Kingdom — 12.9%
888 Acquisitions Ltd.
7.56%, 07/15/27(a)	EUR100	115,182
10.75%, 05/15/30(a)	GBP100	136,072
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR125	150,613
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR200	236,860
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30(a)	GBP100	133,800

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
B&M European Value Retail SA, 6.50%, 11/27/31(a)	GBP100	$133,042
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR100	111,154
Bellis Acquisition Co. PLC
8.00%, 07/01/31(a)	EUR100	115,016
8.13%, 05/14/30(a)	GBP300	376,174
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR100	117,530
British Telecommunications PLC
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR100	119,451
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(a)(b)	GBP125	177,848
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR100	119,245
Centrica PLC, 6.50%, 05/21/55, (5-year UK Government Bond + 2.512%)(a)(b)	GBP100	135,120
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR100	116,560
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP100	131,324
eG Global Finance PLC, 11.00%, 11/30/28(a)	EUR100	126,122
Heathrow Finance PLC
3.88%, 03/01/27(a)(g)	GBP100	128,627
6.63%, 03/01/31(a)	GBP100	131,831
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR125	134,677
8.50%, 03/15/29(a)	EUR100	115,358
INEOS Styrolution Ludwigshafen GmbH, 2.25%, 01/16/27(a)	EUR100	110,728
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(a)	EUR100	115,420
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP150	204,411
Kane Bidco Ltd., 7.75%, 07/15/31(a)	GBP100	133,959
Market Bidco Finco PLC
6.75%, 01/31/31(a)	EUR100	113,615
8.75%, 01/31/31(a)	GBP100	130,787
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP100	132,510
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR125	134,621
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR100	111,662
Ocado Group PLC, Series ., 11.00%, Series ., 06/15/30(a)	GBP100	134,747
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	118,995
Pinnacle Bidco PLC
8.25%, 10/11/28(a)	EUR100	119,739
10.00%, 10/11/28(a)	GBP100	139,289
Sherwood Financing PLC, 7.63%, 12/15/29(a)	EUR100	116,010
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27(a)	GBP6	8,377
Thames Water Utilities Finance PLC
0.88%, 01/31/30(a)	EUR100	75,940
1.25%, 01/31/34(a)	EUR100	76,114
2.63%, 01/24/34(a)	GBP100	86,965
3.50%, 02/25/30(a)	GBP100	89,854
4.00%, 04/18/29(a)	EUR100	78,490
4.38%, 01/18/33(a)	EUR150	115,331
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(i)	GBP3	3,177
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR100	110,600
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP200	238,075
4.25%, 01/15/30(a)	GBP100	121,311
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP100	127,196
Security	Par (000)	Value
United Kingdom (continued)
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR200	$219,584
4.00%, 01/31/29(a)	GBP100	123,427
4.50%, 07/15/31(a)	GBP100	119,708
5.63%, 04/15/32(a)	EUR100	117,524
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR100	113,811
3.00%, 08/27/80(a)(b)	EUR250	274,793
4.20%, 10/03/78, (5-year EUR Swap + 3.427%)(a)(b)	EUR100	116,786
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR100	125,528
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(a)(b)	GBP100	144,445
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR200	241,842
		7,606,977
United States — 13.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR200	225,402
Aramark International Finance Sarl, 4.38%, 04/15/33(a)	EUR100	113,942
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	108,108
3.00%, 09/01/29(a)	EUR100	102,831
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR200	226,463
4.75%, 07/15/27(a)	GBP100	64,980
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	110,265
Avantor Funding Inc., 3.88%, 07/15/28(a)	EUR100	113,868
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR100	116,696
7.25%, 07/31/30(a)	EUR100	116,732
Ball Corp.
1.50%, 03/15/27	EUR100	111,878
4.25%, 07/01/32	EUR200	232,320
Beach Acquisition Bidco LLC, 5.25%, 07/15/32(a)	EUR200	231,744
Belden Inc., 3.88%, 03/15/28(a)	EUR150	171,574
Brightstar Lottery PLC, 2.38%, 04/15/28(a)	EUR100	111,969
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD75	53,490
7.13%, 02/13/28	CAD250	187,250
Carnival PLC
1.00%, 10/28/29	EUR100	104,118
4.13%, 07/15/31(a)	EUR200	231,306
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	103,160
2.13%, 03/01/27	EUR100	112,016
5.00%, 04/15/31	EUR100	114,212
5.59%, 01/19/29	EUR125	149,882
Clarios Global LP / Clarios U.S. Finance Co., 4.75%, 06/15/31(a)	EUR125	143,890
Constellium SE, 5.38%, 08/15/32(a)	EUR100	117,646
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	119,035
4.75%, 03/15/29(a)	EUR100	119,318
5.00%, 05/15/28(a)	EUR100	120,495
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR100	123,433
Darling Global Finance BV, 4.50%, 07/15/32(a)	EUR125	144,378
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30(a)	EUR100	119,677
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	110,644
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR100	112,157

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(a)	EUR100	$119,159
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR100	116,854
IQVIA Inc.
2.25%, 01/15/28(a)	EUR150	167,507
2.25%, 03/15/29(a)	EUR200	220,649
2.88%, 06/15/28(a)	EUR100	112,796
Levi Strauss & Co., 4.00%, 08/15/30(a)	EUR100	115,921
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR100	106,490
3.38%, 04/24/30	GBP100	88,317
3.69%, 06/05/28	GBP100	104,189
7.00%, 02/15/32(a)	EUR200	234,050
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	111,094
OI European Group BV
5.25%, 06/01/29(a)	EUR100	118,049
6.25%, 05/15/28(a)	EUR100	117,839
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	112,453
9.63%, 11/15/28(a)	EUR100	119,787
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR300	336,493
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR100	118,572
Primo Water Holdings Inc./Triton Water Holdings Inc., 3.88%, 10/31/28(a)	EUR100	113,727
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	119,706
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 5.50%, 05/15/33(a)	EUR100	118,584
Silgan Holdings Inc., 2.25%, 06/01/28	EUR100	111,034
Standard Industries Inc./New York, 2.25%, 11/21/26(a)	EUR100	112,963
VF Corp.
0.25%, 02/25/28	EUR100	103,490
0.63%, 02/25/32	EUR100	83,033
4.25%, 03/07/29	EUR100	112,727
Walgreens Boots Alliance Inc., 2.13%, 11/20/26	EUR125	142,264
Warnermedia Holdings Inc., 4.69%, 05/17/33	EUR100	101,139
Whirlpool EMEA Finance Sarl, 0.50%, 02/20/28	EUR100	105,849
Whirlpool Finance Luxembourg Sarl, 1.10%, 11/09/27	EUR100	108,081
		8,197,695
Total Corporate Bonds & Notes — 98.3% (Cost: $56,371,510)		57,820,409
Security	Shares	Value
Common Stocks
Supranational — 0.0%
Sentry Holdings Ltd.(f)	25	$—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 98.3% (Cost: $56,530,947)		57,820,409
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)	20,000	20,000
Total Short-Term Securities — 0.0% (Cost: $20,000)		20,000
Total Investments — 98.3% (Cost: $56,550,947)		57,840,409
Other Assets Less Liabilities — 1.7%		1,005,479
Net Assets — 100.0%		$58,845,888

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Zero-coupon bond.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$0 (a)	$—	$—	$—	$20,000	20,000	$1,003	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® International High Yield Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$57,820,409	$—	$57,820,409
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	20,000	—	—	20,000
	$20,000	$57,820,409	$—	$57,840,409

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Portfolio Abbreviation
CAB	Capital Appreciation Bonds
EURIBOR	Euro Interbank Offered Rate
PIK	Payment-in-kind
SOFR	Secured Overnight Financing Rate